ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable
	December 31, 2020	December 31, 2019
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	$890,807	$37,296
Accounts receivable – tailored job readiness training services	13,820	-
Accounts receivable - Overseas Study Consulting Services	10,991	480,895
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$915,618	$518,191